Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2013
Financial Statements Of Parent Company
Condensed Financial Statements of Parent Company

Note 17 – Condensed Financial Statements of Parent Company

Condensed Balance Sheets
(Dollars in thousands)	December 31,
	2013	2012
Assets
Cash	$637	$135
Securities available for sale	684	628
Other assets	29	27
Investment in ChoiceOne Bank	60,354	59,810
Total assets	$61,704	$60,600

Liabilities
Mandatory redeemable shares under ESOP, at fair value	$91	$77
Other liabilities	55	17
Total liabilities	146	94

Shareholders’ equity	61,558	60,506
Total liabilities and shareholders’ equity	$61,704	$60,600

Condensed Statements of Income
(Dollars in thousands)	Years Ended December 31,
	2013	2012	2011
Interest and dividends from ChoiceOne Bank	$2,399	$1,710	$1,695
Interest and dividends from other securities	19	16	7
Other income	1	—	33
Total income	2,419	1,726	1,735
Other expenses	98	89	81

Income before income tax and equity in undistributed net income of subsidiary	2,321	1,637	1,654
Income tax benefit	31	29	16
Income before equity in undistributed net income of subsidiary	2,352	1,666	1,670
Equity in undistributed net income of subsidiary	2,742	2,596	1,843
Net income	$5,094	$4,262	$3,513

Condensed Statements of Cash Flows
(Dollars in thousands)	Years Ended December 31,
	2013	2012	2011
Cash flows from operating activities:
Net income	$5,094	$4,262	$3,513
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of subsidiary	(2,742)	(2,596)	(1,843)
Amortization	2	2	—
Expense of restricted stock units	10	—	—
Changes in other assets	(2)	(1)	50
Changes in other liabilities	37	(10)	17
Net cash from operating activities	2,399	1,657	1,737

Cash flows from investing activities:
Sale of securities	70	—	—
Purchases of securities	(125)	(409)	—
Net cash from investing activities	(55)	(409)	—

Cash flows from financing activities:
Issuance of common stock	130	123	127
Repurchase of common stock	(192)	(75)	—
Cash dividends paid	(1,780)	(1,648)	(1,578)
Net cash from financing activities	(1,842)	(1,600)	(1,451)

Net change in cash	502	(352)	286
Beginning cash	135	487	201
Ending cash	$637	$135	$487